Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share Option Activities

A summary of the share option activities for the year ended December 31, 2011 is as follows:

	Weighted Number of shares	Weighted average exercise price	Remaining weighted average contract term (in years)	Aggregate intrinsic value
Options outstanding at January 1, 2011	11,962,045	$4.33
Forfeited	(53,775)	$5.72
Exercised	(751,510)	$6.17

Options outstanding at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607

Options exercisable at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607
Options vested or expected to vest at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607

Restricted Share Activities

A summary of the restricted share activities for the year ended December 31, 2011 is as follows:

	Weighted Number of shares	Weighted Average Grant-Date Fair value
Restricted shares unvested at January 1, 2011	38,957,925	$3.00
Granted	17,711,500	$3.54
Vested	(18,348,550)	$2.78
Forfeited	(151,630)	$2.95

Restricted shares unvested at December 31, 2011	38,169,245	$3.36